Note 5 - Transactions with Related Parties (Details) - The Fees Charged by CSM (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Fees charged by CSM	$ 63	$ 465	$ 3,521	$ 4,998	$ 13,901
CSM [Member] | Management Fee [Member]
Related Party Transaction [Line Items]
Fees charged by CSM	17
CSM [Member]
Related Party Transaction [Line Items]
Fees charged by CSM	17
Management Fee [Member]
Related Party Transaction [Line Items]
Fees charged by CSM	$ 33	$ 158	$ 505	$ 2,345	$ 5,575